Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Description of acquired entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.
Trade accounts receivable	$ 3,019,424	$ 2,798,318
Other current assets	937,761	1,035,366
Deferred tax assets	720,663	660,526
Property, plant and equipment	532
Goodwill	11,421,889	9,186,650	159,949
Income tax payable and deferred taxes	150,003	162,354
Revenue	13,800,282	12,570,515	11,844,194
Operating income	2,218,573	2,074,892	1,923,805
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Assets held for sale	164,068
Trade accounts receivable	156,443
Other current assets	20,488
Deferred tax assets	14,932
Property, plant and equipment	167,360
Intangible assets and other assets	84,056
Goodwill	1,999,862
Accounts payable, accrued expenses and other current liabilities	(116,153)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings from related parties	(72,101)
Other liabilities	(29,800)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)
Total acquisition cost	2,181,358
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$ (484,699)